SA Allocation Moderately Aggressive Portfolio Annual Fund Operating Expenses - SA Allocation Moderately Aggressive Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.64%	[1]
Expenses (as a percentage of Assets)	0.77%	[1]
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.76%	[2]
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.64%	[1]
Expenses (as a percentage of Assets)	1.02%	[1]
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.01%	[2]

[1]	The Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more Underlying Portfolios.
[2]	Pursuant to a Master Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SunAmerica”), is contractually obligated to waive a portion of its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets. This agreement may be modified or discontinued prior to July 31, 2026 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.